OTHER EXPENSE, NET - Other Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income and Expenses [Abstract]
Credit losses	$ 1,457	$ 1,000	$ 3,000
Other	1,355	138	1,374
Total other expense, net	$ 2,812	$ 1,138	$ 4,374